Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Other NEOs	Average Summary Compensation Actually Paid for Other NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income
	(1)	(2)	(3)	(4)	(5)	(6)
Year	$	$	$	$	$	$ 000's
2024	$762,401	$738,618	$452,147	$439,964	$102.17	$11,099
2023	766,220	725,355	424,903	393,257	103.53	13,598
2022	689,368	717,306	355,740	395,012	113.44	14,938

(1) Compensation as reported in the Summary Compensation Table for the PEO Timothy G. Henry, for the years indicated.

(2) Compensation actually paid to the PEO calculated each year and reflects the respective amounts set forth in column (1) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Named Executive Officers, Footnote [Text Block]	Compensation as reported in the Summary Compensation Table for the PEO Timothy G. Henry, for the years indicated.
PEO Total Compensation Amount	$ 762,401	$ 766,220	$ 689,368
PEO Actually Paid Compensation Amount	$ 738,618	725,355	717,306
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to the PEO calculated each year and reflects the respective amounts set forth in column (1) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
Non-PEO NEO Average Total Compensation Amount	$ 452,147	424,903	355,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 439,964	393,257	395,012
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average compensation actually paid to the Other NEOs for each year reflects the respective amounts set forth in column (3) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
Total Shareholder Return Amount	$ 102.17	103.53	113.44
Net Income (Loss) Attributable to Parent	$ 11,099,000	13,598,000	14,938,000
PEO Name	Timothy G. Henry
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (52,240)	(39,000)	(79,848)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(33,147)	(12,074)	(51,156)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	59,800	37,860	72,200
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	37,943	11,721	44,692
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(24,056)	(34,188)	22,868
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(14,938)	(29,792)	36,178
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(7,287)	(5,537)	(70)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (2,041)	$ (1,501)	(33)
Fair Value Of Awards Granted During Year That Vested During Year [Member] | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			12,788
Fair Value Of Awards Granted During Year That Vested During Year [Member] | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			$ 9,591